CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 488,379,894	$ 311,883,463
Restricted cash	1,975,616	423,567
Term deposits	94,983,813	213,105,501
Short-term investments	70,932,713	10,282,329
Prepayments and other current assets	35,429,988	33,340,602
Total current assets	691,702,024	569,144,969
Non-current assets
Property and equipment, net	13,962,393	1,583,604
Intangible asset, net	896,005	1,133,715
Operating lease right-of-use assets	1,370,914	2,382,026
Long-term investments	93,698,924	51,692,218
Other assets	0	13,015,729
Total non-current assets	109,928,236	69,807,292
Total assets	801,630,260	638,952,261
Current liabilities
Accounts payable	957,717	928,055
Deferred revenue	58,081,649	46,558,571
Operating lease liabilities, current	1,012,481	1,153,691
Amounts due to a related party	87,156	0
Income taxes payable	9,117,261	929,661
Accrued expenses and other current liabilities	32,404,872	25,765,338
Total current liabilities	101,661,136	75,335,316
Non-current liabilities
Operating lease liabilities, non-current	13,495	949,970
Deferred income tax liabilities	2,148,022
Total non-current liabilities	2,161,517	949,970
Total liabilities	103,822,653	76,285,286
Shareholders' equity of Yalla Group Limited
Additional paid-in capital	328,883,061	313,306,523
Treasury stock	(49,438,661)	(35,527,305)
Accumulated other comprehensive loss	(3,016,579)	(2,341,740)
Retained earnings	427,907,766	292,223,525
Total shareholders' equity of Yalla Group Limited	704,352,124	567,677,254
Non-controlling interests	(6,544,517)	(5,010,279)
Total equity	697,807,607	562,666,975
Total liabilities and equity	801,630,260	638,952,261
Related Party [Member]
Current assets
Amounts due from a related party		109,507
Class A Ordinary shares [Member]
Shareholders' equity of Yalla Group Limited
Ordinary Shares	14,064	13,778
Class B Ordinary shares [Member]
Shareholders' equity of Yalla Group Limited
Ordinary Shares	$ 2,473	$ 2,473